Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Non-current assets
Property and equipment, net	$ 8,423	$ 297,974
Right-of-use assets, net	120,931	385,044
Rental deposits	29,378	29,441
Total non-current assets	158,732	712,459
Current assets
Loans receivables		9,383,903
Investment in trusts	2,722,517
Prepayments and other receivables, net	225,668	517,359
Restricted digital assets	5,110,220
Digital assets	41,113,238	8,438,027
Cash and cash equivalents	6,748,115	5,286,991
Total current assets	55,919,758	23,626,280
Total assets	56,078,490	24,338,739
Equity
Share capital	3,105	2,360
Additional paid-in capital	33,064,033	26,483,470
Treasury shares	(353,816)
Statutory reserves		589,659
Other reserves	16,373,396	6,063,086
Accumulated deficit	(40,245,874)	(20,382,304)
Accumulated other comprehensive (loss) income	(244,713)	34,771
Equity attributable to owners of the Company	8,596,131	12,791,042
Non-controlling interests		1,410,630
Total equity	8,596,131	14,201,672
Non-current liabilities
Lease liabilities – non-current	40,113	105,540
Total non-current liabilities	40,113	105,540
Current liabilities
Digital assets payable	11,329,287
Payable to customers	1,218,569
Accounts and other payables	1,327,252	1,509,844
Taxes payable	226,096	2,058,367
Lease liabilities	93,166	263,207
Total current liabilities	47,442,246	10,031,527
Total liabilities	47,482,359	10,137,067
Total liabilities and equity	56,078,490	24,338,739
Related Party
Current liabilities
Digital assets payable	22,854,211	6,200,109
Payable to customers	$ 10,393,665